Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,573,322)		$ (2,882,799)	$ (548)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party	549,366		101,060	1,001
Interest income on investments held in Trust Account	(11,487)		(819)
Changes in fair value of warrant liability	549,901		2,729,916
Changes in operating assets and liabilities:
Prepaid expenses and other assets	247,749
Accrued expenses	52,958		28,001	(453)
Income tax payable	26		26
Payable to related party	104,424
Franchise tax payable	75,385		24,615
Net cash used in operating activities	(5,000)
Cash flows from investing activities:
Proceeds from Trust Account to pay tax	6,491
Cash deposited to Trust Account	(2,300,000)		(230,000,000)
Net cash used by investing activities	(2,293,509)		(230,000,000)
Cash flows from financing activities:
Proceeds from related party – Sponsor loan	3,033,343		427,612
Payment of related party payable	(607,365)		(1,041,069)
Deferred offering costs paid by related party			139,870
Proceeds from collection of stock subscription receivable from stockholder				25,000
Proceeds received from initial public offering			230,000,000
Proceeds received from private placement	300,000		5,000,000
Offering costs paid			(4,550,163)
Net cash provided by financing activities	2,425,978		229,976,250	25,000
Net change in cash	127,469		(23,750)	25,000
Cash - beginning of the period	1,250	25,000	25,000
Cash - end of the period	128,719	25,000	1,250	$ 25,000
Supplemental disclosure of noncash financing activities:
Prepaid expenses paid with payables to related party	58,000
Changes in Class A common stock subject to possible redemption	$ (1,573,325)		213,257,740
Offering costs included in note payable			139,870
General and administrative expenses paid by related party			1,043,013
Initial classification of warrant liability			$ 9,331,848